Related Party Transactions - Additional Information (Details) - USD ($)					1 Months Ended	3 Months Ended				6 Months Ended				8 Months Ended	12 Months Ended
	Nov. 06, 2019	Nov. 05, 2019	May 02, 2019	Dec. 29, 2018	Apr. 30, 2019	Jul. 31, 2021	Jun. 30, 2021	Jul. 31, 2020	Jun. 30, 2020	Jul. 31, 2021	Jun. 30, 2021	Jul. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jan. 31, 2021	Dec. 31, 2020	Jan. 31, 2020	Nov. 12, 2019
Related Party Transactions (Details) [Line Items]
Aggregate Purchase price of common stock										$ 295,000		$ 21,000			$ 206,000		$ 88,000
Working capital loans															68,012,000
Accounts receivable related parties															2,541,000		681,000
Accrued expenses						$ 5,544,000				5,544,000					2,591,000		1,844,000
LGL SYSTEMS ACQUISITION CORP [Member]
Related Party Transactions (Details) [Line Items]
Shares were subject to forfeiture (in Shares)							566,000				566,000
Purchased share price (in Dollars per share)																		$ 10.00
Stock dividend price per share (in Dollars per share)							$ 1.00				$ 1.00
Shares issued and outstanding, percentage																20.00%
Related party transactions, description					(A) one year after the completion of the Initial Business Combination or (B) subsequent to the Initial Business Combination, (x) if the last sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.The sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the private warrants until 30 days after the completion of the Initial Business Combination. The sponsor and the Company’s officers and directors have also agreed to vote any Founder Shares held by them and any Public shares purchased after the Initial Public Offering (including in open market and privately negotiated transactions) in favor of a Business Combination.						In connection with the Initial Public Offering, the sponsor had agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares following the consummation of the Initial Public Offering until the earlier to occur of: (A) one year after the completion of the Initial Business Combination or (B) subsequent to the Initial Business Combination, (x) if the last sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. In connection with the merger agreement (see Note 9), the sponsor and the Company amended these transfer restrictions such that the duration of the lockup period has been shortened to six months so as to coincide with the post-Business Combination 180-day lockup period agreed to by the IronNet stockholders and to also provide relief from the lockup provisions to allow gifts to charitable organizations.The sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Private Warrants until 30 days after the completion of the Initial Business Combination. The sponsor and the Company’s officers and directors have also agreed to vote any Founder Shares held by them and any Public Shares purchased after the Initial Public Offering (including in open market and privately negotiated transactions) in favor of a Business Combination.
Total accrued expenses							$ 198,333				$ 198,333					$ 138,333
Working capital loans							$ 1,500,000				$ 1,500,000					$ 1,500,000
Warrants price per share (in Dollars per share)							$ 1.00				$ 1.00					$ 1.00
Sponsor [Member] | LGL SYSTEMS ACQUISITION CORP [Member]
Related Party Transactions (Details) [Line Items]
Administrative support services		$ 10,000					$ 30,000		$ 30,000		$ 60,000		$ 60,000
Service fees														$ 18,333		$ 120,000
Accrued expenses														$ 18,333		$ 138,333
Founder [Member] | LGL SYSTEMS ACQUISITION CORP [Member]
Related Party Transactions (Details) [Line Items]
Stock dividend price per share (in Dollars per share)	$ 0.2
Shares outstanding (in Shares)	4,312,500
Investor And Affiliated Entity [Member] | Software Subscription And Support Revenue From Related Parties [Member]
Related Party Transactions (Details) [Line Items]
Revenue from contract with related parties						436,000		$ 835,000		872,000		$ 1,061,000			1,860,000		676,000
Accounts receivable related parties						3,413,000				3,413,000					2,540,000
Executive [Member] | Loan From Employees [Member]
Related Party Transactions (Details) [Line Items]
Debt instrument face amount				$ 1,000,000
Interest rate				2.76%
Debt instrument term				3 years
Outstanding balance						$ 1,073,000				$ 1,073,000					$ 1,059,000		$ 1,030,000
Over-Allotment Option [Member] | Sponsor [Member] | LGL SYSTEMS ACQUISITION CORP [Member]
Related Party Transactions (Details) [Line Items]
Shares were subject to forfeiture (in Shares)	562,500
Shares issued and outstanding, percentage	20.00%				20.00%
Underwriters [Member] | Sponsor [Member] | LGL SYSTEMS ACQUISITION CORP [Member]
Related Party Transactions (Details) [Line Items]
Shares were subject to forfeiture (in Shares)	562,500				562,500
IPO [Member] | LGL SYSTEMS ACQUISITION CORP [Member]
Related Party Transactions (Details) [Line Items]
Purchased share price (in Dollars per share)																		$ 10.00
Related party transactions, description			the sponsor agreed to loan the Company an aggregate of up to $150,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). This Note was non-interest bearing and payable on the earlier of (i) April 30, 2020, (ii) the completion of the Initial Public Offering or (iii) the date on which the Company determines not to proceed with the Initial Public Offering. A total of $137,843 was loaned to the Company which was repaid on December 19, 2019.
Class B Common Stock [Member] | Sponsor [Member] | LGL SYSTEMS ACQUISITION CORP [Member]
Related Party Transactions (Details) [Line Items]
Shares were subject to forfeiture (in Shares)					3,593,750
Aggregate Purchase price of common stock					$ 25,000
Purchased share price (in Dollars per share)					$ 0.007
Shares were subject to forfeiture (in Shares)					3,593,750
Class B Common Stock [Member] | Founder [Member] | LGL SYSTEMS ACQUISITION CORP [Member]
Related Party Transactions (Details) [Line Items]
Redeem public share percentage					100.00%						100.00%